Stockholder's Equity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (6,957)	$ (8,561)
Unrecognized gains (losses) on equity investments	(216)	(619)
Unrecognized gains (losses) on foreign currency translation	(881)	0
Unrecognized actuarial gains (losses)	2,974	2,748
Totals	$ (11,028)	$ (11,928)